Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Shares and Paid-in Capital	Common Shares and Paid-in Capital Class A	Common Shares and Paid-in Capital Class B	Accumulated Deficit	Entities Under Common Control	Entities Under Common Control - Income
Beginning Balance, shares (in shares) at Dec. 31, 2022		33,939
Beginning Balance at Dec. 31, 2022	$ 1,091,817		$ 1,215,078	$ 88,532	$ (233,604)	$ 21,811
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	519,890				513,671	6,200	$ 6,219
Stockholders' Equity, Period Increase (Decrease)	(3,658)					(3,658)
Equity-based compensation (in shares)		154
Equity-based compensation	2,154		2,154
Ending Balance, shares (in shares) at Dec. 31, 2023		34,093
Ending Balance at Dec. 31, 2023	1,550,157		1,217,232	88,532	220,021	24,372
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends, Common Stock, Cash	(60,046)				(60,046)
Business combination, consideration transferred	0
Net income (loss)	403,667				391,923	11,700	$ 11,744
Stockholders' Equity, Period Increase (Decrease)	(5,291)					(5,291)
Equity-based compensation (in shares)		268
Equity-based compensation	3,731		3,731
Ending Balance, shares (in shares) at Dec. 31, 2024		34,361
Ending Balance at Dec. 31, 2024	1,756,550		1,220,963	88,532	447,055	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends, Common Stock, Cash	(103,519)				(103,519)
Business combination, consideration transferred	(92,195)				(61,370)	30,825
Net income (loss)	351,186				351,186
Equity-based compensation (in shares)		187
Equity-based compensation	5,145		5,145
Ending Balance, shares (in shares) at Dec. 31, 2025		34,548
Ending Balance at Dec. 31, 2025	2,043,616		$ 1,226,108	$ 88,532	728,976	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends, Common Stock, Cash	(69,265)				$ (69,265)
Business combination, consideration transferred	$ 0